Goodwill and Intangible Assets, Net - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets, Net
Balance at beginning of the period	$ 441.7	$ 198.0
Acquisition of goodwill	308.2	253.5
Changes in foreign currency exchange rates	(8.6)	(9.8)
Balance at end of the period	741.3	441.7
U.S.Equities
Goodwill and Intangible Assets, Net
Balance at beginning of the period	253.5
Acquisition of goodwill		253.5
Balance at end of the period	253.5	253.5
European Equities
Goodwill and Intangible Assets, Net
Balance at beginning of the period	188.2	198.0
Changes in foreign currency exchange rates	(8.6)	(9.8)
Balance at end of the period	179.6	$ 188.2
Global FX
Goodwill and Intangible Assets, Net
Acquisition of goodwill	308.2
Balance at end of the period	$ 308.2